Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 11,819	$ 11,363
Recognised in cash flow hedging reserve	(15)	(59)
Recognised in cost of hedging reserve	1	27
Recognised in the income statement	(86)	12
Accrued cash flows	(74)	174
Total derivatives fair value	1,572	1,688
Hedged value of notes and debentures	13,565	12,897
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	956	1,548
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	790	(14)
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	7,245	4,740
Recognised in the income statement	32	(7)
Accrued cash flows	23	86
Total derivatives fair value	269	63
Hedged value of notes and debentures	7,459	4,724
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	214	(16)
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	1,566	2,599
Recognised in cash flow hedging reserve	24	(35)
Recognised in cost of hedging reserve	(9)	13
Recognised in the income statement	(69)	26
Accrued cash flows	35	42
Total derivatives fair value	777	727
Hedged value of notes and debentures	2,362	3,280
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	522	796
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	274	(115)
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	3,008	3,449
Recognised in cash flow hedging reserve	(39)	(16)
Recognised in cost of hedging reserve	10	8
Recognised in the income statement	(49)	(4)
Accrued cash flows	(132)	45
Total derivatives fair value	526	730
Hedged value of notes and debentures	3,744	4,146
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	434	585
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ 302	112
CAD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		575
Recognised in cash flow hedging reserve		(8)
Recognised in cost of hedging reserve		6
Recognised in the income statement		(3)
Accrued cash flows		1
Total derivatives fair value		168
Hedged value of notes and debentures		747
CAD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		167
CAD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		$ 5